Condensed Parent Company Information Income Statement (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Gains (Losses) on Extinguishment of Debt	$ 36,031
Interest Expense		176,772		141,762		135,910
Noninterest Expense		848,238		735,570		554,195
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		218,040		115,997		81,514
Income Tax Expense (Benefit)		81,300		41,955		28,785
Net Income (Loss) Attributable to Parent		136,740		74,042		52,729
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Gains (Losses) on Extinguishment of Debt		0		0		4,400
Other Income		303		273		312
Income, Total		303		273		4,712
Interest Expense		6,584		6,006		6,641
Noninterest Expense		3,302		3,776		661
Expenses, Total		9,886		9,782		7,302
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		(9,583)		(9,509)		(2,590)
Income Tax Expense (Benefit)		(3,905)		(3,596)		(796)
Income loss before equity in earnings of subsidiaries		(5,678)		(5,913)		(1,794)
Income (Loss) from Equity Method Investments		142,418		79,955		54,523
Net Income (Loss) Attributable to Parent		136,740		74,042		52,729
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		$ 170,909	[1]	$ 95,007	[1]	$ (49,964)	[1]

[1]	(1) Refer to the consolidated statements of comprehensive income for other comprehensive income details.